Properties (Tables)	12 Months Ended
Dec. 31, 2016
Properties
Properties including capital leases

		December 31, 2016			December 31, 2015
	Depreciation		Accumulated			Accumulated
In millions	rate	Cost	depreciation	Net	Cost	depreciation	Net
Properties including capital leases
Track and roadway (1)	2%	$34,684	$7,744	$26,940	$33,941	$7,830	$26,111
Rolling stock	5%	6,493	2,521	3,972	6,216	2,362	3,854
Buildings	2%	1,851	652	1,199	1,791	624	1,167
Information technology (2)	9%	1,198	628	570	1,067	567	500
Other	4%	1,941	867	1,074	1,812	820	992
Total properties including capital leases		$46,167	$12,412	$33,755	$44,827	$12,203	$32,624

Capital leases included in properties

Capital leases included in properties
Track and roadway (3)	$415	$70	$345	$415	$66	$349
Rolling stock	370	138	232	748	301	447
Buildings	109	28	81	109	26	83
Other	131	30	101	122	36	86
Total capital leases included in properties	$1,025	$266	$759	$1,394	$429	$965

(1)	As at December 31, 2016, includes land of $2,446 million (2015 - $2,487 million).
(2)	During 2016, the Company capitalized costs for internally developed software of $106 million (2015 - $85 million).
(3)	As at December 31, 2016, includes right-of-way access of $108 million (2015 - $108 million).